Summary of the status of the stock options (Details) (USD $)	Options	Weighted-Average Exercise Price
Outstanding stock options at Dec. 31, 2011	1,125,000	2.00
Issued	165,000	4.50
Forfeited	(165,000)	2.00
Exercised	0	0.00
Weighted average fair value of options granted during the year		4.26
Outstanding stock options at Dec. 31, 2012	1,125,000	2.37
Exercisable at Dec. 31, 2012	200,000	2.00
Issued	1,685,000	4.98
Forfeited	(137,500)	2.55
Exercised	(25,000)	3.50
Weighted average fair value of options granted during the year		4.35
Total Exercisable	662,500	3.13
Outstanding stock options at Dec. 31, 2013	2,647,500	4.01